CONSOLIDATED BALANCE SHEET - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Non-current assets
Intangible assets	$ 71,267	$ 75,121
Property, plant and equipment	9,689	10,392
Right-of-use assets	23,777	28,753
Long-term prepayments	92	228
Deferred tax assets	29,761	22,973
Investment accounted for using the equity method	2,285	2,501
Investment in equity instruments designated as at FVTOCI	2,020	403
Investment in debt instruments designated as at FVTPL	6,093	6,827
Restricted cash	1,528	1,099
Total non-current assets	146,512	148,297
Current assets
Inventories	56,760	42,326
Trade and other receivables	46,158	27,619
Restricted cash	0	213
Marketable securities	151,683	0
Cash and cash equivalents	61,741	207,342
Total current assets	316,342	277,500
Total assets	462,854	425,797
Equity
Share capital	7,669	7,509
Share premium	478,431	462,297
Other reserves	(2,057)	(8,737)
Accumulated deficit	(265,262)	(256,431)
Shareholders’ equity	218,781	204,638
Non-current liabilities
Convertible bonds	136,598	131,618
Lease liabilities	29,507	29,843
Total non-current liabilities	166,105	161,461
Current liabilities
Convertible bonds	1,824	1,768
Trade and other payables	72,528	54,465
Lease liabilities	3,616	3,465
Total current liabilities	77,968	59,698
Total equity and liabilities	$ 462,854	$ 425,797